Acquisitions and Equity Method Investments (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 21, 2023	May 29, 2020	May 31, 2023	Jun. 30, 2023	Mar. 10, 2023	Oct. 14, 2020
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount				$ 5,263,158
Debt instrument maturity date		May 29, 2023
Contingent liability			$ 1,800,000
Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination consideration transferred, gross			28,800,000
Cash acquired			12,300,000
Debt instrument, face amount			4,210,526
Debt instrument interest rate						10.00%
Purchase price			1,000,000
Authority will be paid to logistics the amount of reserve			1,000,000
Amount of entire reserve			1,000,000
Promissory note payable			2,000,000
Equity method investments and goodwill			9,478,477
Measurement period adjustment amount			6,574,412
Unique Logistics International, Inc. [Member] | Maximum [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount					$ 14,789,474
Promissory Notes One [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 4,500,000
Debt instrument maturity date			Mar. 07, 2023
Debt instrument interest rate			15.00%
Promissory Notes Two [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 5,000,000
Debt instrument maturity date			Apr. 07, 2023
Debt instrument interest rate			15.00%
Promissory Notes Three [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 5,000,000		$ 4,250,000
Debt instrument maturity date	Jun. 30, 2023		Jun. 30, 2023
Debt instrument interest rate	15.00%		15.00%
Promissory Notes Three [Member] | Investees [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 5,000,000
Promissory Notes Four [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 1,000,000		$ 1,000,000
Debt instrument maturity date	Feb. 21, 2025		Feb. 21, 2025
Promissory Notes Five [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 500,000
Debt instrument interest rate			35.00%
Promissory Notes Six [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 2,000,000		$ 2,000,000
Debt instrument maturity date	Jun. 30, 2023		Jun. 30, 2023
Debt instrument interest rate	15.00%
Promissory Notes Seven [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 1,000,000		$ 1,000,000
Debt instrument maturity date	Jun. 30, 2023		Jun. 30, 2023
Debt instrument interest rate			15.00%
Promissory Note 8 [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 2,500,000		$ 2,500,000
Debt instrument maturity date	Jun. 30, 2023		Jun. 30, 2023
Debt instrument interest rate	15.00%		15.00%
Fair value interest			$ 2,500,000
Promissory Notes 9 [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount	$ 2,000,000		$ 2,000,000
Debt instrument maturity date	Feb. 21, 2024		Feb. 21, 2024
Earnout Payment [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,750,000
Business Combination [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination consideration transferred, net			16,500,000
Business combination, contingent consideration			2,500,000
Business combination, minimum contingent consideration			2,000,000
Business combination, high contingent consideration			4,500,000
Business acquisition cost			500,000
Business Combination [Member] | Unique Logistics International, Inc. [Member] | Maximum [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination, contingent consideration			5,000,000
Business combination, high contingent consideration			5,000,000
Business Combination [Member] | Promissory Notes One [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			4,500,000
Business Combination [Member] | Promissory Notes Two [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			5,000,000
Business Combination [Member] | Promissory Notes Three [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			5,000,000
Business Combination [Member] | Promissory Notes Four [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			1,000,000
Business Combination [Member] | Promissory Notes Five [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			500,000
Business Combination [Member] | Promissory Notes Six [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			2,000,000
Business Combination [Member] | Promissory Notes Seven [Member] | Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,000,000